Related party transactions (Tables)	9 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

For the quarter ended September 30, 2023, the Company has the following related party transactions:

	Nine Months ended September 30, 2023	Nine Months ended September 30, 2022	Three Months ended September 30, 2023	Three Months ended September 30, 2022

Directors’ fees	$5,999	$5,998	$1,999	$2,000
Salaries, wages, consultants and benefits	500,180	537,502	183,401	159,498
Selling and marketing	50,631	97,431	7,397	32,534
Stock-based compensation (Note 9)	119,864	208,435	48,944	71,080
Content and software development (Note 7)	173,733	187,114	38,858	62,849
Closing balance for the period	$850,407	$1,036,480	$280,599	$327,961